Filed pursuant to Rule 497(e)
Registration Nos. 333-14725 and 811-07873

[CHAPMAN AND CUTLER LLP LETTERHEAD]

October 25, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Municipal Trust File Nos. 333-14725 and 811-07873

Ladies and Gentlemen:

On behalf of Nuveen Municipal Trust (the “Registrant”) and it series, Nuveen All-American Municipal Bond Fund, Nuveen Inflation Protected Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on October 5, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
CHAPMAN AND CUTLER LLP
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure